OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE INCOME [Abstract]
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME
AOCI attributable to shareowners of The Coca-Cola Company is separately presented on our consolidated balance sheets as a component of The Coca-Cola Company's shareowners' equity, which also includes our proportionate share of equity method investees' AOCI. Other comprehensive income (loss) ("OCI") attributable to noncontrolling interests is allocated to, and included in, our balance sheets as part of the line item equity attributable to noncontrolling interests. AOCI attributable to shareowners of The Coca-Cola Company consisted of the following (in millions):

December 31,	2012	2011
		As Adjusted
Foreign currency translation adjustment	$(1,665)	$(1,445)
Accumulated derivative net gains (losses)	46	(53)
Unrealized net gains (losses) on available-for-sale securities	338	160
Adjustments to pension and other benefit liabilities	(2,104)	(1,436)
Accumulated other comprehensive income (loss)	$(3,385)	$(2,774)

OCI attributable to shareowners of The Coca-Cola Company, including our proportionate share of equity method investees' OCI, for the years ended December 31, 2012, 2011 and 2010, is as follows (in millions):

	Before-Tax Amount	Income Tax	After-Tax Amount
2012
Net foreign currency translation adjustment	$(219)	$(1)	$(220)
Derivatives:
Unrealized gains (losses) arising during the year	77	(29)	48
Reclassification adjustments recognized in net income	82	(31)	51
Net gain (loss) on derivatives[1]	159	(60)	99
Available-for-sale securities:
Unrealized gains (losses) arising during the year	248	(64)	184
Reclassification adjustments recognized in net income	(6)	—	(6)
Net change in unrealized gain (loss) on available-for-sale securities[2]	242	(64)	178
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(1,132)	405	(727)
Reclassification adjustments recognized in net income	92	(33)	59
Net change in pension and other benefit liabilities[3]	(1,040)	372	(668)
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(858)	$247	$(611)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2011 — As Adjusted
Net foreign currency translation adjustment	$(639)	$(1)	$(640)
Derivatives:
Unrealized gains (losses) arising during the year	(3)	(1)	(4)
Reclassification adjustments recognized in net income	243	(94)	149
Net gain (loss) on derivatives[1]	240	(95)	145
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(4)	(8)	(12)
Reclassification adjustments recognized in net income	10	(5)	5
Net change in unrealized gain (loss) on available-for-sale securities[2]	6	(13)	(7)
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(1,206)	423	(783)
Reclassification adjustments recognized in net income	31	(11)	20
Net change in pension and other benefit liabilities[3]	(1,175)	412	(763)
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(1,568)	$303	$(1,265)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2010 — As Adjusted
Net foreign currency translation adjustment	$(966)	$31	$(935)
Derivatives:
Unrealized gains (losses) arising during the year	(239)	108	(131)
Reclassification adjustments recognized in net income	17	(6)	11
Net gain (loss) on derivatives[1]	(222)	102	(120)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	115	(25)	90
Reclassification adjustments recognized in net income	18	(6)	12
Net change in unrealized gain (loss) on available-for-sale securities[2]	133	(31)	102
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	397	(139)	258
Reclassification adjustments recognized in net income	35	(11)	24
Net change in pension and other benefit liabilities[3]	432	(150)	282
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(623)	$(48)	$(671)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.